CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary - 10.7%
Auto Parts - 1.8%
Dorman Products, Inc. (a)	567,274	$49,432,256

Consumer Services: Miscellaneous - 1.5%
Sotheby's (a)	707,430	41,122,906

Education Services - 2.3%
Grand Canyon Education, Inc. (a)	534,425	62,538,413

Leisure Time - 3.4%
Fox Factory Holding Corporation (a)	1,122,658	92,630,512

Specialty Retail - 1.7%
SiteOne Landscape Supply, Inc. (a)	670,300	46,451,790

Consumer Staples - 4.2%
Beverage: Brewers and Distillers - 2.0%
MGP Ingredients, Inc.	829,634	55,013,031

Foods - 1.1%
Chefs' Warehouse, Inc. (The) (a)	884,329	31,013,418

Personal Care - 1.1%
WD-40 Company	184,663	29,368,803

Energy - 0.7%
Oil: Crude Producers - 0.7%
Matador Resources Company (a)	898,756	17,867,269

Health Care - 19.4%
Biotechnology - 5.4%
Ligand Pharmaceuticals, Inc. (a)	424,450	48,450,968
Repligen Corporation (a)	1,136,175	97,654,241
		146,105,209

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Health Care - 19.4% (Continued)
Health Care Equipment & Supplies - 1.2%
Merit Medical Systems, Inc. (a)	570,385	$33,972,131

Health Care Management Services - 0.9%
National Research Corporation	424,524	24,448,337

Health Care Services - 3.3%
Omnicell, Inc. (a)	1,047,375	90,105,671

Medical and Dental Instruments & Supplies - 8.6%
Bio-Techne Corporation	209,375	43,652,594
Cantel Medical Corporation	1,133,000	91,365,120
LeMaitre Vascular, Inc. (b)	1,203,949	33,686,493
Neogen Corporation (a)	1,053,641	65,441,642
		234,145,849
Materials & Processing - 9.6%
Building Materials - 4.9%
Simpson Manufacturing Company, Inc.	1,141,525	75,865,752
Trex Company, Inc. (a)	808,650	57,980,205
		133,845,957
Building: Climate Control - 2.1%
AAON, Inc.	1,136,300	57,019,534

Chemicals: Specialty - 2.0%
Balchem Corporation	550,125	54,995,996

Machinery - 0.6%
RBC Bearings, Inc. (a)	93,902	15,663,793

Producer Durables - 20.6%
Aerospace - 1.3%
Axon Enterprise, Inc. (a)	536,775	34,466,323

Back Office Support, HR & Consulting - 1.7%
WageWorks, Inc. (a)	932,339	47,353,498

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Producer Durables - 20.6% (Continued)
Engineering & Contracting Services - 3.5%
Exponent, Inc.	1,632,875	$95,588,503

Machinery: Construction and Handling - 1.9%
Douglas Dynamics, Inc. (b)	1,298,560	51,669,702

Machinery: Industrial - 4.4%
EVI Industries, Inc.	359,872	13,772,302
John Bean Technologies Corporation	497,725	60,289,429
Proto Labs, Inc. (a)	403,850	46,854,677
		120,916,408
Machinery: Specialty - 0.6%
Albany International Corporation - Class A	195,941	16,245,468

Scientific Instruments: Control & Filter - 4.3%
ESCO Technologies, Inc.	817,050	67,504,671
Helios Technologies, Inc.	1,064,650	49,410,406
		116,915,077
Scientific Instruments: Gauges & Meters - 2.9%
Mesa Laboratories, Inc. (b)	317,011	77,458,468

Real Estate - 1.6%
Real Estate Management & Development - 1.6%
FirstService Corporation	463,885	44,495,849

Technology - 28.8%
Computer Services Software & Systems - 22.1%
ACI Worldwide, Inc. (a)	1,826,340	62,716,516
Blackbaud, Inc.	686,725	57,341,538
BlackLine, Inc. (a)	796,700	42,631,417
Bottomline Technologies (de), Inc. (a)	1,331,135	58,889,412
Descartes Systems Group, Inc. (The) (a)	2,381,175	87,984,416
Five9, Inc. (a)	346,350	17,764,292
Mercury Systems, Inc. (a)	835,318	58,764,621
Paylocity Holding Corporation (a)	418,400	39,254,288
PROS Holdings, Inc. (a)	1,415,725	89,558,763

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Technology - 28.8% (Continued)
Computer Services Software & Systems - 22.1% (Continued)
SPS Commerce, Inc. (a)	439,925	$44,964,734
Tyler Technologies, Inc. (a)	200,075	43,220,202
		603,090,199
Electronic Components - 3.1%
NVE Corporation	238,730	16,622,770
Rogers Corporation (a)	391,520	67,568,521
		84,191,291
Production Technology Equipment - 1.7%
Novanta, Inc. (a)	485,950	45,825,085

Telecommunications Equipment - 1.9%
Vocera Communications, Inc. (a)(b)	1,626,000	51,901,920

Total Common Stocks (Cost $1,660,089,412)		$2,605,858,666

MONEY MARKET FUNDS - 0.7%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 2.21% (c) (Cost $20,546,697)	20,546,697	$20,546,697

Total Investments at Value - 96.3% (Cost $1,680,636,109)		$2,626,405,363

Other Assets in Excess of Liabilities - 3.7%		100,399,888

Net Assets - 100.0%		$2,726,805,251

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Consumer Discretionary - 12.5%
Automobiles - 1.0%
IAA, Inc. (a)	30,020	$1,164,176

Educational Services - 3.5%
Bright Horizons Family Solutions, Inc. (a)	25,935	3,912,813

Leisure Time - 4.6%
Pool Corporation	16,860	3,220,260
Vail Resorts, Inc.	9,095	2,029,822
		5,250,082
Recreational Vehicles & Boats - 1.4%
LCI Industries	17,930	1,613,700

Specialty Retail - 2.0%
SiteOne Landscape Supply, Inc. (a)	32,435	2,247,746

Consumer Staples - 2.9%
Beverage: Brewers and Distillers - 1.4%
MGP Ingredients, Inc.	24,475	1,622,937

Foods - 1.5%
Chefs' Warehouse, Inc. (The) (a)	47,575	1,668,455

Energy - 0.4%
Energy Equipment - 0.4%
Core Laboratories N.V.	9,185	480,192

Financial Services - 2.0%
Financial Data & Systems - 2.0%
Jack Henry & Associates, Inc.	16,580	2,220,394

Health Care - 20.9%
Biotechnology - 4.1%
Ligand Pharmaceuticals, Inc. (a)	13,505	1,541,596

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 20.9% (Continued)
Biotechnology - 4.1% (Continued)
Repligen Corporation (a)	36,215	$3,112,679
		4,654,275
Health Care Equipment & Supplies - 1.2%
Merit Medical Systems, Inc. (a)	23,900	1,423,484

Health Care Services - 2.7%
Omnicell, Inc. (a)	35,735	3,074,282

Medical and Dental Instruments & Supplies - 11.3%
Bio-Techne Corporation	9,670	2,016,098
Cantel Medical Corporation	38,779	3,127,139
Neogen Corporation (a)	40,393	2,508,809
Teleflex, Inc.	7,715	2,554,822
West Pharmaceutical Services, Inc.	20,574	2,574,836
		12,781,704
Medical Equipment - 1.6%
IDEXX Laboratories, Inc. (a)	6,426	1,769,271

Materials & Processing - 8.3%
Building Materials - 5.8%
Simpson Manufacturing Company, Inc.	24,305	1,615,310
Trex Company, Inc. (a)	36,100	2,588,370
Watsco, Inc.	14,330	2,343,385
		6,547,065
Chemicals: Specialty - 1.5%
Balchem Corporation	17,280	1,727,481

Metal Fabricating - 1.0%
RBC Bearings, Inc. (a)	7,175	1,196,862

Producer Durables - 25.1%
Aerospace - 5.3%
Axon Enterprise, Inc. (a)	31,865	2,046,051
HEICO Corporation - Class A	38,245	3,953,386
		5,999,437

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Producer Durables - 25.1% (Continued)
Back Office Support, HR & Consulting - 5.6%
Copart, Inc. (a)	37,690	$2,816,950
CoStar Group, Inc. (a)	3,560	1,972,454
WageWorks, Inc. (a)	30,675	1,557,983
		6,347,387
Engineering & Contracting Services - 2.2%
Exponent, Inc.	42,745	2,502,292

Environmental, Maintenance & Security Services - 2.8%
Rollins, Inc.	88,125	3,161,044

Machinery: Industrial - 6.0%
Douglas Dynamics, Inc.	64,025	2,547,555
EVI Industries, Inc.	36,985	1,415,416
John Bean Technologies Corporation	23,985	2,905,303
		6,868,274
Machinery: Specialty - 1.7%
Graco, Inc.	39,020	1,958,024

Metal Fabricating - 0.6%
Albany International Corporation - Class A	8,172	677,541

Scientific Instruments: Electrical - 0.9%
A.O. Smith Corporation	22,315	1,052,375

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
FirstService Corporation	12,050	1,155,836

Technology - 22.7%
Computer Services Software & Systems - 21.6%
ACI Worldwide, Inc. (a)	36,035	1,237,442
ANSYS, Inc. (a)	11,860	2,429,165
Blackbaud, Inc.	24,400	2,037,400
Bottomline Technologies (de), Inc. (a)	31,285	1,384,048
Descartes Systems Group, Inc. (The) (a)	59,450	2,196,678

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Technology - 22.7% (Continued)
Computer Services Software & Systems - 21.6% (Continued)
Fair Isaac Corporation (a)	8,000	$2,512,160
Gartner, Inc. (a)	13,385	2,154,182
Guidewire Software, Inc. (a)	24,985	2,532,979
Mercury Systems, Inc. (a)	35,595	2,504,108
Pluralsight, Inc. - Class A (a)	44,125	1,337,870
SPS Commerce, Inc. (a)	14,142	1,445,454
Tyler Technologies, Inc. (a)	12,694	2,742,158
		24,513,644
Production Technology Equipment - 1.1%
Cognex Corporation	25,875	1,241,483

Total Investments at Value - 95.8% (Cost $86,233,030)		$108,832,256

Other Assets in Excess of Liabilities - 4.2%		4,732,151

Net Assets - 100.0%		$113,564,407

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

1.	Securities Valuation

Conestoga Funds (the “Trust”) consists of two series, Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”). The Funds value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Trust’s officers, in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,605,858,666	$-	$-	$2,605,858,666
Money Market Funds	20,546,697	-	-	20,546,697
Total	$2,626,405,363	$-	$-	$2,626,405,363

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$108,832,256	$-	$-	$108,832,256
Total	$108,832,256	$-	$-	$108,832,256

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended June 30, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2019:

	Small Cap Fund	SMid Cap Fund
Tax cost of portfolio investments	$1,682,943,104	$86,670,651
Gross unrealized appreciation	$983,058,507	$24,886,092
Gross unrealized depreciation	(39,596,248)	(2,724,487)
Net unrealized appreciation	$943,462,259	$22,161,605

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of June 30, 2019, Conestoga Small Cap Fund had 20.6% and 28.8% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively, and Conestoga SMid Cap Fund had 20.9%, 25.1% and 22.7% of the value of its net assets invested in stocks within the Health Care, Producer Durables and Technology sectors, respectively.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Affiliated Issuers

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of September 30, 2018, NVE Corporation was an affiliate of the Conestoga Small Cap Fund, but as of June 30, 2019, is no longer an affiliate of the Fund. As of June 30, 2019, Conestoga Small Cap Fund owns 5.70%, 6.12%, 8.13% and 5.22% of the outstanding voting shares of Douglas Dynamics, Inc., LeMaitre Vascular, Inc., Mesa Laboratories, Inc., and Vocera Communications, Inc., respectively. The industry and percentage of net assets for these holdings can be found on Conestoga Small Cap Fund’s Schedule of Investments. Further information on these holdings for the period ended June 30, 2019 appears below:

Conestoga Small Cap Fund
From September 30, 2018 to June 30, 2019

	Douglas Dynamics,	LeMaitre Vascular,	Mesa
	Inc.	Inc.	Laboratories, Inc.
Percentage of Outstanding Voting Shares Owned	5.70%	6.12%	8.13%
Shares at Beginning of Period	876,485	1,104,399	321,136
Shares Purchased During the Period	422,075	99,550	26,675
Shares Sold During the Period	—	—	(30,800)
Shares at End of Period	1,298,560	1,203,949	317,011
Value at Beginning of Period	$38,477,692	$42,784,417	$59,609,264
Cost of Purchases During the Period	17,566,191	2,797,813	5,632,130
Cost of Sales During the Period	—	—	(6,208,121)
Change in Unrealized Appreciation (Depreciation)	(4,374,181)	(11,895,737)	18,425,195
Value at End of Period	$51,669,702	$33,686,493	$77,458,468
Net Realized Gains During the Period	$-	$-	$865,714
Dividend Income Earned During the Period	$1,025,792	$278,660	$150,653

		Vocera
	NVE Corporation	Communications, Inc.
Percentage of Outstanding Voting Shares Owned	4.93%	5.22%
Shares at Beginning of Period	309,650	1,215,900
Shares Purchased During the Period	7,175	410,945
Shares Sold During the Period	(78,095)	(845)
Shares at End of Period	238,730	1,626,000
Value at Beginning of Period	$32,785,742	$44,477,622
Cost of Purchases During the Period	660,009	13,547,986
Cost of Sales During the Period	(8,074,331)	(34,292)
Change in Unrealized Appreciation (Depreciation)	(8,748,650)	(6,089,396)
Value at End of Period	$16,622,770	$51,901,920
Net Realized Losses During the Period	$(2,035,096)	$(651)
Dividend Income Earned During the Period	$903,526	$-